As filed with the Securities and Exchange Commission on May XX, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 86.27%
	ADVERTISING - 7.53%
3,139,900	Lamar Advertising Company Class A (a)(f)	$160,103,501
3,230,429	Omnicom Group, Inc. (d)(f)(j)	234,722,971
		394,826,472
	AIRLINES - 0.43%
615,219	American Airlines Group, Inc. (a)	22,517,015
	APPAREL RETAIL - 2.34%
1,905,917	Jos. A. Bank Clothiers, Inc. (a)(f)	122,550,463
	APPLICATION SOFTWARE - 0.00%
2,250	King Digital Entertainment plc (a)(b)	40,927
	AUTOMOBILE MANUFACTURERS - 2.05%
3,121,300	General Motors Company (f)	107,435,146
	BROADCASTING & CABLE TV - 0.60%
254,000	CBS Corporation Class B	15,697,200
201,754	Discovery Communications, Inc. Class C (a)	15,547,163
		31,244,363
	CABLE & SATELLITE TV - 6.35%
272,045	Comcast Corporation Special Class A	13,264,914
914,900	DISH Network Corporation Class A (a)(e)	56,915,929
33,052,651	Sirius XM Holdings, Inc. (a)(f)	105,768,484
1,144,201	Time Warner Cable, Inc. (f)	156,961,493
		332,910,820
	COAL & CONSUMABLE FUELS - 0.49%
641,600	CONSOL Energy, Inc. (f)	25,631,920
	CONSTRUCTION & ENGINEERING - 0.25%
411,644	Foster Wheeler AG (a)(b)	13,345,499
	CONSTRUCTION MATERIALS - 1.77%
1,033,356	Texas Industries, Inc. (a)(h)	92,609,365
	CONSUMER FINANCE - 1.79%
3,837,285	SLM Corporation (f)	93,936,737
	DISTILLERS & VINTNERS - 0.20%
123,420	Beam, Inc.	10,280,886
	DIVERSIFIED CHEMICALS - 5.15%
1,099,300	The Dow Chemical Company (e)	53,414,987
1,308,600	E.I. Du Pont de Nemours & Company (e)	87,807,060
5,277,304	Huntsman Corporation (f)	128,871,764
		270,093,811
	DIVERSIFIED METALS & MINING - 0.01%
276,970	Pilot Gold, Inc. (a)(b)	355,764
	DIVERSIFIED SUPPORT SERVICES - 0.73%
1,387,816	Iron Mountain, Inc. (g)	38,262,087
	DRUG RETAIL - 0.69%
655,267	Shoppers Drug Mart Corporation (b)(j)	36,379,906
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
13	Knowles Corporation (a)	410
	FOOD RETAIL - 0.98%
1,388,158	Safeway, Inc. (f)	51,278,557
	HEALTH CARE DISTRIBUTORS - 0.25%
76,000	McKesson Corporation (g)	13,419,320
	INDUSTRIAL MACHINERY - 1.04%
246,100	Allegion plc (b)	12,839,037
27	Dover Corporation	2,207
711,000	The Timken Company (f)	41,792,580
		54,633,824
	INTEGRATED OIL & GAS - 4.41%
316,900	BP plc - ADR (f)	15,242,890
1,590,600	Hess Corporation (f)	131,828,928
884,600	Occidental Petroleum Corporation (f)	84,293,534
		231,365,352
	INTEGRATED TELECOMMUNICATION SERVICES - 1.30%
472,400	AT&T, Inc. (f)	16,567,068
1,079,585	Verizon Communications, Inc. (h)	51,355,859
		67,922,927
	INTERNET SOFTWARE & SERVICES - 1.93%
418,900	Equinix, Inc. (a)(e)	77,429,476
663,100	Yahoo!, Inc. (a)	23,805,290
		101,234,766
	LIFE SCIENCES TOOLS & SERVICES - 1.01%
945,900	Agilent Technologies, Inc. (e)	52,894,728
	MOVIES & ENTERTAINMENT - 0.93%
1,000	SFX Entertainment, Inc. (a)	7,050
1,567,775	Twenty-First Century Fox, Inc. Class B (h)	48,789,158
		48,796,208
	MULTI-LINE INSURANCE - 3.37%
3,209,600	American International Group, Inc. (f)	160,512,096
921,300	Genworth Financial, Inc. Class A (a)(f)	16,334,649
		176,846,745
	MULTI-UTILITIES - 0.50%
1,114,100	CenterPoint Energy, Inc. (f)	26,393,029
	OIL & GAS DRILLING - 2.10%
2,587,977	Noble Corporation plc (b)(f)	84,730,367
616,500	Transocean, Ltd. (b)	25,486,110
		110,216,477

	OIL & GAS EQUIPMENT & SERVICES - 4.84%
367,100	Halliburton Company (f)	21,618,519
1,629,796	National Oilwell Varco, Inc. (f)	126,912,215
1,068,000	Oil States International, Inc. (a)(f)	105,304,800
		253,835,534
	OIL & GAS EXPLORATION & PRODUCTION - 3.43%
1,111,000	Anadarko Petroleum Corporation (g)	94,168,360
319,774	Aurora Oil & Gas, Ltd. (a)(b)	1,217,774
2,872,100	QEP Resources, Inc. (f)	84,554,624
		179,940,758
	OIL & GAS STORAGE & TRANSPORTATION - 1.16%
1,492,400	Williams Companies, Inc.	60,561,592
	PAPER PRODUCTS - 1.56%
1,778,000	International Paper Company (g)	81,574,640
	PERSONAL PRODUCTS - 0.10%
6,316,122	Magic Holdings International, Ltd. (b)	5,121,950
	PHARMACEUTICALS - 5.40%
246,300	Eli Lilly & Company (f)	14,497,218
371,400	Endo International plc (a)(b)(e)	25,496,610
1,843,092	Forest Laboratories, Inc. (a)(d)(f)(j)	172,568,704
2,205,369	Pfizer, Inc. (f)	70,836,452
		283,398,984
	REGIONAL BANKS - 1.23%
262,952	CapitalSource, Inc.	3,836,470
185,695	Investors Bancorp, Inc.	5,132,610
1,658,043	Sterling Financial Corporation	55,262,573
		64,231,653
	REITS - 3.97%
8,488	Apollo Residential Mortgage, Inc.	137,760
2,916,440	CommonWealth REIT (f)	76,702,372
2,717,578	NorthStar Realty Finance Corporation (g)	43,861,709
1,581,506	Starwood Property Trust, Inc.	37,307,726
288,499	Starwood Waypoint Residential Trust (a)	8,305,886
1,429,300	Weyerhaeuser Company (f)	41,949,955
		208,265,408
	SECURITY & ALARM SERVICES - 0.44%
731,407	Corrections Corporation of America	22,907,667
	SEMICONDUCTOR EQUIPMENT - 1.59%
5,330,963	Tokyo Electron, Ltd. - ADR (h)	83,376,261
	SEMICONDUCTORS - 1.24%
4,960,908	LSI Corporation (g)	54,917,252
557,286	RDA Microelectronics, Inc. - ADR	9,992,138
		64,909,390
	SPECIALTY CHEMICALS - 1.71%
519,000	Ashland, Inc. (e)	51,630,120
1,509,400	Chemtura Corporation (a)(f)	38,172,726
		89,802,846
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.25%
1,781,000	Nokia Oyj - ADR (a)(g)	13,072,540
	THRIFTS & MORTGAGE FINANCE - 1.73%
9,239,441	Hudson City Bancorp, Inc. (g)	90,823,705
	TOBACCO - 1.51%
1,468,300	Lorillard, Inc. (g)	79,405,664
	TRUCKING - 1.89%
3,726,900	Hertz Global Holdings, Inc. (a)(f)	99,284,616
	WIRELESS TELECOMMUNICATION SERVICES - 6.02%
8,649,806	Sprint Corporation (a)(f)	79,491,717
3,886,190	T-Mobile U.S., Inc. (a)(f)	128,360,856
2,930,273	Vodafone Group plc - ADR (f)	107,863,349
		315,715,922
	TOTAL COMMON STOCKS
	(Cost $4,282,018,822)	4,523,652,654

CONTINGENT VALUE RIGHTS - 0.00%
77,699	Leap Wireless International, Inc. (a)(d)(k)	184,535
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	184,535

CONVERTIBLE PREFERRED STOCKS - 0.04%
75,389	American Airlines Group, Inc., 6.250%, Series A (a)	2,087,521
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,974,029)	2,087,521

WARRANTS - 0.00%
142,642	Kinross Gold Corporation (a)(b)	1,935
	TOTAL WARRANTS
	(Cost $540,028)	1,935

Principal Amount
CORPORATE BONDS - 2.52%
	American Airlines Group, Inc.
$30,933,000	7.500%, 3/15/2016 (Acquired 1/29/13 through 11/21/13, cost $31,313,548) (i)	32,228,320
	Cricket Communications, Inc.
40,137,000	7.750%, 10/15/2020	45,946,831
	MetroPCS Wireless, Inc.
10,338,000	6.625%, 11/15/2020	11,074,582
	Oil States International, Inc.
38,377,000	5.125%, 1/15/2023	43,174,125
	TOTAL CORPORATE BONDS
	(Cost $130,195,972)	132,423,858

MUNICIPAL BONDS - 0.11%
	Louisiana Public Facilities
5,984,000	9.750%, 8/1/2014	6,067,836
	TOTAL MUNICIPAL BONDS
	(Cost $5,984,000)	6,067,836

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.38%
	Agilent Technologies, Inc.
8,446	Expiration: May 2014, Exercise Price: $50.00	401,185
622	Expiration: August 2014, Exercise Price: $50.00	92,056
	Allegion plc
1,723	Expiration: June 2014, Exercise Price: $45.00	94,765
	American Airlines Group, Inc.
4,345	Expiration: April 2014, Exercise Price: $29.00	21,725
	American International Group, Inc.
844	Expiration: April 2014, Exercise Price: $42.00	3,376
1,768	Expiration: April 2014, Exercise Price: $45.00	7,072
1,683	Expiration: May 2014, Exercise Price: $41.00	15,989
10,906	Expiration: May 2014, Exercise Price: $44.00	229,026
9,450	Expiration: May 2014, Exercise Price: $46.00	387,450
	Anadarko Petroleum Corporation
820	Expiration: May 2014, Exercise Price: $65.00	12,300
8,222	Expiration: May 2014, Exercise Price: $70.00	189,106
	Ashland, Inc.
2,487	Expiration: April 2014, Exercise Price: $80.00	12,435
2,078	Expiration: April 2014, Exercise Price: $85.00	20,780
	AT&T, Inc.
3,161	Expiration: June 2014, Exercise Price: $30.00	33,190
	BP plc - ADR
2,694	Expiration: April 2014, Exercise Price: $43.00	5,388
	CBS Corporation Class B
2,032	Expiration: June 2014, Exercise Price: $55.00	172,720
	CenterPoint Energy, Inc.
7,354	Expiration: August 2014, Exercise Price: $17.50	73,540
	Chemtura Corporation
11,320	Expiration: June 2014, Exercise Price: $22.50	622,600
	CommonWealth REIT
3,190	Expiration: April 2014, Exercise Price: $17.50	39,875
2,260	Expiration: April 2014, Exercise Price: $22.50	28,250
15,922	Expiration: July 2014, Exercise Price: $22.50	796,100
	CONSOL Energy, Inc.
1,341	Expiration: April 2014, Exercise Price: $30.00	4,694
4,739	Expiration: April 2014, Exercise Price: $32.00	37,912
	DISH Network Corporation Class A
3,882	Expiration: June 2014, Exercise Price: $50.00	223,215
3,888	Expiration: June 2014, Exercise Price: $52.50	369,360
	The Dow Chemical Company
8,780	Expiration: June 2014, Exercise Price: $42.00	346,810
	E.I. Du Pont de Nemours & Company
2,939	Expiration: April 2014, Exercise Price: $52.50	7,347
1,591	Expiration: April 2014, Exercise Price: $55.00	4,773
7,829	Expiration: April 2014, Exercise Price: $57.50	31,316
	Eli Lilly & Company
366	Expiration: April 2014, Exercise Price: $44.00	549
1,963	Expiration: April 2014, Exercise Price: $45.00	5,889
	Endo International plc
2,574	Expiration: April 2014, Exercise Price: $40.00	51,480
1,290	Expiration: April 2014, Exercise Price: $50.00	22,575
	Equinix, Inc.
1,687	Expiration: June 2014, Exercise Price: $160.00	354,270
2,002	Expiration: June 2014, Exercise Price: $175.00	1,021,020
	General Motors Company
2,106	Expiration: June 2014, Exercise Price: $30.00	100,035
2,217	Expiration: June 2014, Exercise Price: $32.00	201,747
13,724	Expiration: June 2014, Exercise Price: $34.00	2,319,356
	Genworth Financial, Inc. Class A
7,370	Expiration: June 2014, Exercise Price: $12.00	66,330
	Halliburton Company
2,753	Expiration: July 2014, Exercise Price: $49.00	110,120
	Hertz Global Holdings, Inc.
13,491	Expiration: June 2014, Exercise Price: $21.00	269,820
21,091	Expiration: June 2014, Exercise Price: $22.00	527,275
	Hess Corporation
5,729	Expiration: May 2014, Exercise Price: $67.50	51,561
5,252	Expiration: May 2014, Exercise Price: $70.00	65,650
	Huntsman Corporation
25,953	Expiration: May 2014, Exercise Price: $17.00	64,883
3,475	Expiration: May 2014, Exercise Price: $19.00	26,063
16,017	Expiration: May 2014, Exercise Price: $21.00	240,255
	International Paper Company
9,210	Expiration: April 2014, Exercise Price: $41.00	18,420
3,320	Expiration: April 2014, Exercise Price: $42.00	16,600
1,744	Expiration: July 2014, Exercise Price: $40.00	82,840
	Iron Mountain, Inc.
12,926	Expiration: April 2014, Exercise Price: $20.00	64,630
2,926	Expiration: April 2014, Exercise Price: $22.50	35,112

	Lamar Advertising Company Class A
1,514	Expiration: April 2014, Exercise Price: $42.00	45,420
8,120	Expiration: April 2014, Exercise Price: $43.00	263,900
10,114	Expiration: April 2014, Exercise Price: $46.00	556,270
503	Expiration: July 2014, Exercise Price: $45.00	94,313
	McKesson Corporation
608	Expiration: May 2014, Exercise Price: $140.00	7,600
	National Oilwell Varco, Inc.
4,642	Expiration: May 2014, Exercise Price: $65.00	58,025
6,447	Expiration: May 2014, Exercise Price: $67.50	141,834
944	Expiration: May 2014, Exercise Price: $70.00	32,096
1,493	Expiration: May 2014, Exercise Price: $72.50	91,073
194	Expiration: August 2014, Exercise Price: $65.00	11,640
	Noble Corporation plc
23,292	Expiration: June 2014, Exercise Price: $29.00	1,106,370
	Nokia Oyj - ADR
8,905	Expiration: May 2014, Exercise Price: $5.00	71,240
	Novartis AG - ADR
4,539	Expiration: April 2014, Exercise Price: $70.00	34,042
	Occidental Petroleum Corporation
3,893	Expiration: May 2014, Exercise Price: $75.00	15,572
1,094	Expiration: May 2014, Exercise Price: $80.00	10,940
1,509	Expiration: August 2014, Exercise Price: $82.50	128,265
1,755	Expiration: August 2014, Exercise Price: $85.00	212,355
	Oil States International, Inc.
7,930	Expiration: June 2014, Exercise Price: $85.00	773,175
	Pfizer, Inc.
17,742	Expiration: June 2014, Exercise Price: $28.00	354,840
	QEP Resources, Inc.
3,451	Expiration: June 2014, Exercise Price: $20.00	25,882
18,704	Expiration: June 2014, Exercise Price: $25.00	748,160
	SLM Corporation
24,009	Expiration: April 2014, Exercise Price: $20.00	144,054
11,607	Expiration: April 2014, Exercise Price: $22.00	63,838
	SPDR S&P 500 ETF Trust
1,962	Expiration: April 2014, Exercise Price: $183.00	158,922
7,009	Expiration: April 2014, Exercise Price: $185.00	890,143
4,673	Expiration: May 2014, Exercise Price: $183.00	957,965
	Sprint Corporation
39,640	Expiration: May 2014, Exercise Price: $5.00	59,460
38,255	Expiration: May 2014, Exercise Price: $6.00	76,510
	Time Warner Cable, Inc.
1,222	Expiration: April 2014, Exercise Price: $110.00	9,165
365	Expiration: April 2014, Exercise Price: $115.00	3,650
2,290	Expiration: April 2014, Exercise Price: $120.00	22,900
	The Timken Company
5,688	Expiration: June 2014, Exercise Price: $47.50	184,860
	T-Mobile U.S., Inc.
8,210	Expiration: May 2014, Exercise Price: $25.00	160,095
18,845	Expiration: May 2014, Exercise Price: $26.00	452,280
7,572	Expiration: May 2014, Exercise Price: $28.00	378,600
	Transocean, Ltd.
1,666	Expiration: May 2014, Exercise Price: $38.00	73,304
	Verizon Communications, Inc.
979	Expiration: May 2014, Exercise Price: $45.00	43,076
	Vivendi SA
11,736	Expiration: May 2014, Exercise Price: EUR 17.00 (j)	64,677
9,531	Expiration: May 2014, Exercise Price: EUR 18.00 (j)	131,309
	Vodafone Group plc - ADR
7,349	Expiration: April 2014, Exercise Price: $30.00	29,396
5,372	Expiration: April 2014, Exercise Price: $33.00	10,744
	Weyerhaeuser Company
9,704	Expiration: April 2014, Exercise Price: $24.00	48,520
3,393	Expiration: April 2014, Exercise Price: $25.00	8,482
	Williams Companies, Inc.
877	Expiration: April 2014, Exercise Price: $36.00	4,385
11,201	Expiration: May 2014, Exercise Price: $36.00	268,824
	Yahoo!, Inc.
5,636	Expiration: July 2014, Exercise Price: $33.00	876,398
	TOTAL PURCHASED PUT OPTIONS
	(Cost $44,633,585)	19,905,404

Principal Amount
ESCROW NOTES - 0.28%
$1,243,406	AMR Corporation (a)(d)(k)	10,709,107
13,887,000	Dallas-Fort Worth Texas International Airport (a)(d)(k)	3,828,413
	TOTAL ESCROW NOTES
	(Cost $4,556,905)	14,537,520

Shares
SHORT-TERM INVESTMENTS - 14.52%
298,000,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	298,000,000
165,340,721	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.06% (c)(f)	165,340,721
298,000,000	The Liquid Asset Portfolio, Institutional Share Class, 0.06% (c)(f)	298,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $761,340,721)	761,340,721
	TOTAL INVESTMENTS
	(Cost $5,231,244,062) - 104.12%	$5,460,201,984

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2014, these securities represented 0.61% of total net assets.
(j)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(k)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(l)	The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$5,282,737,030
Gross unrealized appreciation	330,935,253
Gross unrealized depreciation	(153,470,299)
Net unrealized appreciation	$177,464,954

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(m)
Investment Valuation - Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices or valued based on the announced price.  These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and asked prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon exercising the option) or the last reported composite sale price.  If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost. Registered open-end investment companies other than exchange-traded funds (i.e., ETFs) are valued at their reported NAV per share.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.  At March 31, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains or losses on swap contracts represented 8.31% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$4,079,981,073	$443,671,581	$-	$4,523,652,654
Contingent Value Rights	-	-	184,535	184,535
Convertible Preferred Stocks	2,087,521	-	-	2,087,521
Warrants	1,935	-	-	1,935
Corporate Bonds	-	132,423,858	-	132,423,858
Municipal Bonds	-	6,067,836	-	6,067,836
Purchased Put Options	19,709,418	195,986	-	19,905,404
Escrow Notes	-	-	14,537,520	14,537,520
Short-Term Investments	761,340,721	-	-	761,340,721
Swap Contracts**	-	2,883,696	-	2,883,696
Forward Currency Exchange Contracts**	-	3,683,784	-	3,683,784

Liabilities
Common Stocks Sold Short	$379,661,147	$-	$-	$379,661,147
Written Option Contracts	275,215,185	6,985,966	-	282,201,151
Swap Contracts**	-	13,037,196	-	13,037,196
Forward Currency Exchange Contracts**	-	10,809,946	-	10,809,946

  *  Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**  Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2013	$19,482,377
Change in unrealized appreciation	6,452,302
Purchases	184,535
Sales	(11,397,159)
Balance as of March 31, 2014	$14,722,055

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2014, are as follows:

Description	Fair Value at March 31, 2014	Valuation Technique	Unobservable Input	Range
Contingent Value Rights	$184,535	Broker Quotes	No Active Market	2.37 - 2.38
Escrow Notes	$10,709,107	Projected Final	Discount of Projected	8.50 - 8.75
		Distribution(1)	Distribution
Escrow Notes	$3,828,413	Broker Quotes	No Active Market	0.27 - 0.29

(1) This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.

(n)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$19,905,404	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	282,201,151
Swap Contracts	Schedule of Swap Contracts	2,883,696	Schedule of Swap Contracts	13,037,196
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	3,683,784	Schedule of Forward Currency Exchange Contracts	10,809,946
Total		$26,472,884		$306,048,293

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2014
(Unaudited)

Shares		Value
4,332,220	Applied Materials, Inc.	$88,463,932
272,044	Comcast Corporation Class A	13,607,641
201,754	Discovery Communications, Inc. Class A	16,685,056
232,649	Liberty Global plc Class A (a)	9,678,198
672,089	Liberty Global plc Series C (a)	27,360,743
61,023	Liberty Media Corporation Class A	7,977,537
390,828	Loblaw Companies, Ltd. (a)	16,719,622
776,580	M&T Bank Corporation	94,199,154
74,599	PacWest Bancorp	3,208,503
1,567,774	Twenty-First Century Fox, Inc. Class A	50,121,735
2,770,334	Umpqua Holdings Corporation	51,639,026
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $341,996,226)	$379,661,147

plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Actavis plc
1,303	Expiration: May 2014, Exercise Price $185.00	$3,062,050
2,487	Expiration: May 2014, Exercise Price $190.00	4,712,865
2,283	Expiration: May 2014, Exercise Price $195.00	3,492,990
	Agilent Technologies, Inc.
8,630	Expiration: May 2014, Exercise Price $55.00	2,239,485
829	Expiration: August 2014, Exercise Price $55.00	323,310
	Allegion plc
2,461	Expiration: June 2014, Exercise Price $50.00	947,485
	American Airlines Group, Inc.
4,294	Expiration: April 2014, Exercise Price $24.00	5,496,320
4,345	Expiration: April 2014, Exercise Price $33.00	1,607,650
	American International Group, Inc.
1,054	Expiration: April 2014, Exercise Price $47.00	321,470
2,080	Expiration: April 2014, Exercise Price $48.00	449,280
2,104	Expiration: May 2014, Exercise Price $46.00	932,072
10,500	Expiration: May 2014, Exercise Price $49.00	2,278,500
16,358	Expiration: May 2014, Exercise Price $50.00	2,584,564
	Anadarko Petroleum Corporation
1,243	Expiration: May 2014, Exercise Price $75.00	1,305,150
6,578	Expiration: May 2014, Exercise Price $77.50	5,591,300
3,289	Expiration: May 2014, Exercise Price $80.00	2,113,182
	Ashland, Inc.
2,593	Expiration: April 2014, Exercise Price $90.00	2,463,350
2,597	Expiration: April 2014, Exercise Price $95.00	1,272,530
	AT&T, Inc.
3,951	Expiration: June 2014, Exercise Price $33.00	861,318
	BP plc - ADR
3,169	Expiration: April 2014, Exercise Price $47.00	434,153
	CBS Corporation Class B
2,540	Expiration: June 2014, Exercise Price $60.00	1,041,400
	CenterPoint Energy, Inc.
11,141	Expiration: August 2014, Exercise Price $22.50	2,088,938
	Chemtura Corporation
15,093	Expiration: June 2014, Exercise Price $25.00	2,414,880
	Comcast Corporation Special Class A
1,746	Expiration: July 2014, Exercise Price $45.00	803,160
	CommonWealth REIT
10,030	Expiration: April 2014, Exercise Price $27.50	225,675
1,997	Expiration: July 2014, Exercise Price $25.00	424,363
17,137	Expiration: July 2014, Exercise Price $27.50	1,713,700
	CONSOL Energy, Inc.
1,677	Expiration: April 2014, Exercise Price $34.00	997,815
4,739	Expiration: April 2014, Exercise Price $36.00	1,942,990

	DISH Network Corporation Class A
9,135	Expiration: June 2014, Exercise Price $57.50	6,303,150
	The Dow Chemical Company
18	Expiration: April 2014, Exercise Price $46.00	5,184
10,975	Expiration: June 2014, Exercise Price $47.00	3,292,500
	E.I. Du Pont de Nemours & Company
3,672	Expiration: April 2014, Exercise Price $60.00	2,634,660
9,415	Expiration: April 2014, Exercise Price $62.50	4,538,030
	Eli Lilly & Company
9	Expiration: April 2014, Exercise Price $49.00	8,874
2,454	Expiration: April 2014, Exercise Price $50.00	2,208,600
	Endo International plc
2,424	Expiration: April 2014, Exercise Price $55.00	3,345,120
1,290	Expiration: April 2014, Exercise Price $60.00	1,173,900
	Equinix, Inc.
1,687	Expiration: June 2014, Exercise Price $180.00	2,024,400
2,502	Expiration: June 2014, Exercise Price $190.00	1,726,380
	General Motors Company
2,106	Expiration: June 2014, Exercise Price $35.00	326,430
2,771	Expiration: June 2014, Exercise Price $36.00	311,737
13,724	Expiration: June 2014, Exercise Price $37.00	1,097,920
	Genworth Financial, Inc. Class A
9,213	Expiration: June 2014, Exercise Price $14.00	3,523,973
	Halliburton Company
3,671	Expiration: July 2014, Exercise Price $55.00	1,956,643
	Hertz Global Holdings, Inc.
4,040	Expiration: June 2014, Exercise Price $24.00	1,353,400
15,382	Expiration: June 2014, Exercise Price $25.00	3,999,320
17,847	Expiration: June 2014, Exercise Price $26.00	3,658,635
	Hess Corporation
15,906	Expiration: May 2014, Exercise Price $77.50	9,662,895
	Huntsman Corporation
33,470	Expiration: May 2014, Exercise Price $21.00	12,049,200
17,797	Expiration: May 2014, Exercise Price $23.00	3,470,415
	International Paper Company
3,320	Expiration: April 2014, Exercise Price $45.00	421,640
12,279	Expiration: April 2014, Exercise Price $46.00	798,135
2,180	Expiration: July 2014, Exercise Price $45.00	526,470
	Iron Mountain, Inc.
13	Expiration: April 2014, Exercise Price $22.50	6,591
13,499	Expiration: April 2014, Exercise Price $25.00	3,813,468
	Koninklijke KPN NV
11,987	Expiration: April 2014, Exercise Price EUR 2.30 (a)	445,880
35,322	Expiration: April 2014, Exercise Price EUR 2.50 (a)	583,943
72,960	Expiration: May 2014, Exercise Price EUR 2.40 (a)	2,512,815
	Lamar Advertising Company Class A
7,582	Expiration: July 2014, Exercise Price $49.00	3,601,450
23,816	Expiration: July 2014, Exercise Price $50.00	10,240,880
	Liberty Global plc Class A
668	Expiration: July 2014, Exercise Price $72.50	748,160
	Liberty Media Corporation Class A
2,450	Expiration: April 2014, Exercise Price $130.00	667,625

	Lorillard, Inc.
14,683	Expiration: June 2014, Exercise Price $47.50	10,535,052
	Martin Marietta Materials, Inc.
7,233	Expiration: July 2014, Exercise Price $95.00	24,700,695
	McKesson Corporation
760	Expiration: May 2014, Exercise Price $160.00	1,364,200
	National Oilwell Varco, Inc.
9,631	Expiration: May 2014, Exercise Price $75.00	3,900,555
6,408	Expiration: May 2014, Exercise Price $77.50	1,563,552
258	Expiration: August 2014, Exercise Price $75.00	138,030
	Noble Corporation plc
25,880	Expiration: June 2014, Exercise Price $32.00	4,839,560
	Nokia Oyj - ADR
17,810	Expiration: May 2014, Exercise Price $6.00	2,716,025
	NorthStar Realty Finance Corporation
18,129	Expiration: June 2014, Exercise Price $15.00	2,583,383
	Occidental Petroleum Corporation
2,193	Expiration: May 2014, Exercise Price $87.50	1,798,260
1,094	Expiration: May 2014, Exercise Price $90.00	672,810
1,045	Expiration: May 2014, Exercise Price $92.50	434,720
4,514	Expiration: August 2014, Exercise Price $95.00	1,850,740
	Oil States International, Inc.
8,960	Expiration: June 2014, Exercise Price $95.00	5,555,200
296	Expiration: June 2014, Exercise Price $100.00	106,560
	Pfizer, Inc.
2,708	Expiration: April 2014, Exercise Price $31.00	370,996
3,315	Expiration: June 2014, Exercise Price $31.00	573,495
16,030	Expiration: June 2014, Exercise Price $32.00	1,803,375
	QEP Resources, Inc.
3,451	Expiration: June 2014, Exercise Price $25.00	1,725,500
25,270	Expiration: June 2014, Exercise Price $30.00	3,664,150
	Safeway, Inc.
13,881	Expiration: April 2014, Exercise Price $38.00	138,810
	Sirius XM Holdings, Inc.
18,647	Expiration: April 2014, Exercise Price $3.50	37,294
68,566	Expiration: June 2014, Exercise Price $3.50	754,226
	SLM Corporation
8,509	Expiration: April 2014, Exercise Price $23.00	1,446,530
19,037	Expiration: April 2014, Exercise Price $24.00	1,675,256
6,216	Expiration: April 2014, Exercise Price $25.00	220,668
3,358	Expiration: July 2014, Exercise Price $25.00	297,183
	Sprint Corporation
42,608	Expiration: May 2014, Exercise Price $7.00	9,799,840
42,505	Expiration: May 2014, Exercise Price $8.00	6,418,255
	Time Warner Cable, Inc.
6,004	Expiration: April 2014, Exercise Price $130.00	4,563,040
937	Expiration: April 2014, Exercise Price $135.00	323,265
743	Expiration: July 2014, Exercise Price $140.00	312,060
	The Timken Company
7,110	Expiration: June 2014, Exercise Price $57.50	2,524,050
	T-Mobile U.S., Inc.
9,122	Expiration: May 2014, Exercise Price $28.00	5,062,710

22,170	Expiration: May 2014, Exercise Price $29.00	10,530,750
7,572	Expiration: May 2014, Exercise Price $30.00	3,047,730
	Transocean, Ltd.
2,082	Expiration: May 2014, Exercise Price $42.00	254,004
	Verizon Communications, Inc.
2	Expiration: April 2014, Exercise Price $43.00	914
1,957	Expiration: May 2014, Exercise Price $48.00	136,012
	Vivendi SA
11,736	Expiration: May 2014, Exercise Price EUR 19.00 (a)	2,392,888
9,531	Expiration: May 2014, Exercise Price EUR 20.00 (a)	1,050,440
	Vodafone Group plc - ADR
1,432	Expiration: April 2014, Exercise Price $34.00	515,520
5,463	Expiration: April 2014, Exercise Price $36.00	846,765
25,324	Expiration: April 2014, Exercise Price $37.00	1,975,272
	Weyerhaeuser Company
3,477	Expiration: April 2014, Exercise Price $28.00	504,165
10,816	Expiration: April 2014, Exercise Price $29.00	648,960
	Williams Companies, Inc.
923	Expiration: April 2014, Exercise Price $39.00	168,448
14,001	Expiration: May 2014, Exercise Price $39.00	3,346,239
	Yahoo!, Inc.
6,631	Expiration: July 2014, Exercise Price $36.00	1,909,728
		278,978,248
PUT OPTIONS WRITTEN
	Jos. A. Bank Clothiers, Inc.
2,499	Expiration: April 2014, Exercise Price $65.00	187,425
909	Expiration: July 2014, Exercise Price $50.00	20,452
	Liberty Media Corporation Class A
2,302	Expiration: April 2014, Exercise Price $140.00	2,133,954
	SPDR S&P 500 ETF Trust
1,308	Expiration: April 2014, Exercise Price $178.00	36,624
7,944	Expiration: April 2014, Exercise Price $179.00	278,040
5,608	Expiration: May 2014, Exercise Price $177.00	566,408
		3,222,903
	TOTAL OPTIONS WRITTEN
	(Premiums received $278,801,462)	$282,201,151

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2014
(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2014	Currency to be Received		U.S. $ Value at March 31, 2014	Unrealized Appreciation (Depreciation)**
5/22/2014	2,627,932	Australian Dollars	$2,428,378	2,349,896	U.S. Dollars	$2,349,896	$(78,482)
5/28/2014	20,471,025	Australian Dollars	18,908,560	18,602,532	U.S. Dollars	18,602,532	(306,028)
5/28/2014	1,701,183	U.S. Dollars	1,701,183	1,888,734	Australian Dollars	1,744,575	43,392
6/11/2014	7,048,684	Australian Dollars	6,504,450	6,389,101	U.S. Dollars	6,389,101	(115,349)
4/9/2014	69,938,660	British Pounds	116,589,948	109,451,250	U.S. Dollars	109,451,250	(7,138,698)
4/9/2014	114,027,991	U.S. Dollars	114,027,991	69,938,660	British Pounds	116,589,948	2,561,957
5/6/2014	69,938,660	British Pounds	116,566,765	114,000,016	U.S. Dollars	114,000,016	(2,566,749)
5/6/2014	115,855,139	U.S. Dollars	115,855,139	69,938,660	British Pounds	116,566,765	711,626
6/11/2014	12,472,864	British Pounds	20,782,772	20,634,407	U.S. Dollars	20,634,407	(148,365)
4/16/2014	22,532,996	Canadian Dollars	20,375,204	20,277,161	U.S. Dollars	20,277,161	(98,043)
4/23/2014	943,862	Canadian Dollars	853,337	853,093	U.S. Dollars	853,093	(244)
5/22/2014	931,002	Canadian Dollars	841,104	835,879	U.S. Dollars	835,879	(5,225)
5/22/2014	89,191	U.S. Dollars	89,191	99,492	Canadian Dollars	89,885	694
4/16/2014	41,884,184	Euros	57,699,764	57,562,119	U.S. Dollars	57,562,119	(137,645)
4/16/2014	726,331	U.S. Dollars	726,331	523,784	Euros	721,566	(4,765)
5/29/2014	29,550,181	Euros	40,705,588	40,836,873	U.S. Dollars	40,836,873	131,285
10/22/2014	14,438,632	Euros	19,889,350	19,678,997	U.S. Dollars	19,678,997	(210,353)
5/15/2014	40,075,794	Hong Kong Dollars	5,167,598	5,170,537	U.S. Dollars	5,170,537	2,939
5/21/2014	161,163,200	Swedish Krona	24,880,156	25,112,047	U.S. Dollars	25,112,047	231,891
			$684,592,809			$677,466,647	$(7,126,162)

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2014
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/10/2014	Ainsworth Lumber Company, Ltd.	486,527	$1,751,585	$(25,473)	Merrill Lynch & Co. Inc.
3/21/2015	Aurora Oil & Gas, Ltd.	1,399,417	5,321,073	67,424	JPMorgan Chase & Co. Inc.
1/23/2015	AZ Electronic Materials SA	3,091,168	20,757,935	594,163	JPMorgan Chase & Co. Inc.
3/4/2015	Endo International plc	1	69	16	Merrill Lynch & Co. Inc.
5/17/2014	GrainCorp, Ltd.	2,186,152	17,071,071	(4,370,228)	JPMorgan Chase & Co. Inc.
10/18/2014	Hillgrove Resources, Ltd.	13,139,699	987,054	(17,347)	JPMorgan Chase & Co. Inc.
12/4/2014	Koninklijke KPN NV	12,223,434	43,193,827	2,961,772	JPMorgan Chase & Co. Inc.
2/27/2015	Scania AB	805,816	23,680,329	(903,652)	JPMorgan Chase & Co. Inc.
9/16/2014	Shoppers Drug Mart Corporation	23,850	1,309,465	(47,345)	Merrill Lynch & Co. Inc.
8/20/2014	Vivendi SA	2,126,700	59,241,844	4,176,842	JPMorgan Chase & Co. Inc.
1/28/2015	Ziggo NV (a)	1,312,603	58,341,029	570,031	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/2015	AMEC plc	(370,397)	(6,928,387)	(195,309)	JPMorgan Chase & Co. Inc.
9/16/2014	Loblaw Companies	(14,226)	(603,527)	11,150	Merrill Lynch & Co. Inc.
10/10/2014	Louisiana-Pacific Corporation	(55,464)	(935,678)	(24,660)	Merrill Lynch & Co. Inc.
10/11/2014	Publicis Groupe (a)	(2,626,371)	(237,308,693)	(12,950,884)	Merrill Lynch & Co. Inc.
				$(10,153,500)

plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 27, 2014

* Print the name and title of each signing officer under his or her signature.